Issuance of Shares (Details) - MYR (RM)	Jun. 17, 2026	Jun. 05, 2026	Jun. 02, 2026	May 15, 2026	Mar. 26, 2026
Issuance of Shares [Line items]
Restricted shares (in Shares)		200,000		15,000	200,000
Fair value shares issued		RM 763,728		RM 55,356	RM 1,797,705
Cash consideration
Employee Share Option Scheme [Member]
Issuance of Shares [Line items]
Fair value shares issued				RM 2,527,939
Ordinary Shares [Member] | Employee Share Option Scheme [Member]
Issuance of Shares [Line items]
Number of shares issued (in Shares)				685,000
Consulting Agreement [Member]
Issuance of Shares [Line items]
Restricted shares (in Shares)			500,000
Fair value shares issued			RM 1,903,200
Ng Chen Lok [Member]
Issuance of Shares [Line items]
Number of shares issued (in Shares)	1,500,000
Cash consideration	RM 6,342,024